Fair Value of Financial Instruments (Details) - Schedule of changes in the estimated fair value - Earnouts [Member] - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Derivative [Line Items]
Fair value beginning balance	$ 210,952
Issuances	185,152
Settlements
Changes in fair value	25,800
Fair value ending balance	$ 210,952